Inventories (Tables)	12 Months Ended
Jun. 30, 2017
Inventories [Abstract]
Schedule of inventories
	June 30, 2017	June 30, 2016
Raw materials	$138,528	$285,459
Semi-finished byproduct	33,145	34,236
Finished goods	37,529	45,196
Total inventories	$209,202	$364,891